DISCONTINUED OPERATIONS - Divestiture of 2B (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 USD ($)
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Total liabilities held for sale	¥ 143,009	¥ 310,029	¥ 528,498		$ 20,197
Discontinued business | 2B business
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Transaction facilitation revenue	22,426	283,711	606,599	¥ 467,583
Cost of revenues	(15,109)	(157,653)	(292,595)	(176,916)
Gross profit	7,317	126,058	314,004	290,667
Sales and marketing	(22,453)	(120,082)	(187,811)	(264,919)
Research and development	(2,970)	(13,629)	(19,429)	(24,928)
General and administrative	(14,415)	(42,636)	(108,949)	(73,397)
Provision for credit loss	(14,947)
Total operating expenses	(54,785)	(176,347)	(316,189)	(363,244)
Net loss from discontinued operations	(47,468)	(50,289)	(2,185)	(72,577)
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Advance from buyers collected on behalf of sellers	89,096	50,396	105,456
Other payables and accruals	53,913	60,525	69,232
Total liabilities held for sale	143,009	110,921	174,688
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash generated from/(used in) operating activities	(34,967)	2,338	(20,699)	27,897
Net cash (used in)/generated from investing activities	(25)	1,159	(40,180)	(17,206)
Discontinued business | 2C intra-regional business and loan-facilitation related service
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Transaction facilitation revenue		1,533,428	2,049,760	1,174,656
Cost of revenues		(296,347)	(427,548)	(478,137)
Gross profit		1,237,081	1,622,212	696,519
Sales and marketing		(1,018,483)	(1,010,446)	(1,758,892)
Research and development		(155,168)	(185,488)	(201,082)
General and administrative		(486,098)	(504,066)	(99,361)
Total operating expenses	(407,709)	(1,827,961)	(1,697,517)	(2,058,891)
Net loss from discontinued operations	¥ (407,709)	(612,161)	(184,339)	(1,406,397)
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Total liabilities held for sale			353,810
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash generated from/(used in) operating activities		(821,185)	(808,893)	(1,526,122)
Net cash (used in)/generated from investing activities		¥ (187)	¥ (4,642)	¥ (2,491)